Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Equity 500 Index Fund

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2020, the Fund owned approximately 36% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 10.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	399,260	11,382,902
CenturyLink, Inc.	55,397	558,956
Verizon Communications, Inc.	232,286	13,818,694
		25,760,552
Entertainment 2.0%
Activision Blizzard, Inc.	43,200	3,497,040
Electronic Arts, Inc.*	16,086	2,097,775
Live Nation Entertainment, Inc.*	7,773	418,809
Netflix, Inc.*	24,723	12,362,242
Take-Two Interactive Software, Inc.*	6,443	1,064,513
Walt Disney Co.	101,353	12,575,880
		32,016,259
Interactive Media & Services 5.4%
Alphabet, Inc. "A"*	16,844	24,686,567
Alphabet, Inc. "C"*	16,474	24,210,190
Facebook, Inc. "A"*	134,820	35,309,358
Twitter, Inc.*	44,408	1,976,156
		86,182,271
Media 1.3%
Charter Communications, Inc. "A"*	8,383	5,233,842
Comcast Corp. "A"	255,689	11,828,173
Discovery, Inc. "C"*	18,066	354,094
Discovery, Inc. "A"* (a)	8,502	185,089
DISH Network Corp. "A"*	14,282	414,607
Fox Corp. "A"	18,898	525,931
Fox Corp. "B"*	8,354	233,661
Interpublic Group of Companies, Inc.	22,137	369,024
News Corp. "A"	21,056	295,205
News Corp. "B"	6,287	87,892
Omnicom Group, Inc.	12,078	597,861
ViacomCBS, Inc. "B"	31,628	885,900
		21,011,279
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	32,610	3,729,280
Consumer Discretionary 11.3%
Auto Components 0.1%
Aptiv PLC	15,090	1,383,451
BorgWarner, Inc.	11,418	442,334
		1,825,785
Automobiles 0.2%
Ford Motor Co.	220,999	1,471,853
General Motors Co.	70,493	2,085,888
		3,557,741
Distributors 0.1%
Genuine Parts Co.	8,166	777,158
LKQ Corp.*	15,488	429,483
		1,206,641
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. (a)	29,604	449,389
Chipotle Mexican Grill, Inc.*	1,569	1,951,381
Darden Restaurants, Inc.	7,279	733,286
Domino's Pizza, Inc.	2,180	927,110
Hilton Worldwide Holdings, Inc.	15,475	1,320,327
Las Vegas Sands Corp.	18,353	856,351
Marriott International, Inc. "A"	14,801	1,370,277
McDonald's Corp.	41,697	9,152,074
MGM Resorts International	22,731	494,399
Norwegian Cruise Line Holdings Ltd.* (a)	15,207	260,192
Royal Caribbean Cruises Ltd.	10,025	648,918
Starbucks Corp.	65,528	5,630,166
Wynn Resorts Ltd.	5,510	395,673
Yum! Brands, Inc.	16,972	1,549,544
		25,739,087
Household Durables 0.4%
D.R. Horton, Inc.	18,632	1,409,138
Garmin Ltd.	8,237	781,362
Leggett & Platt, Inc.	7,348	302,517
Lennar Corp. "A"	15,254	1,245,947
Mohawk Industries, Inc.*	3,483	339,906
Newell Brands, Inc.	21,247	364,599
NVR, Inc.*	195	796,208
PulteGroup, Inc.	14,898	689,628
Whirlpool Corp.	3,472	638,466
		6,567,771
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.*	23,874	75,172,780
Booking Holdings, Inc.*	2,295	3,926,010
eBay, Inc.	37,379	1,947,446
Etsy, Inc.*	6,665	810,664
Expedia Group, Inc.	7,623	698,953
		82,555,853
Leisure Products 0.0%
Hasbro, Inc.	7,117	588,718
Multiline Retail 0.6%
Dollar General Corp.	13,960	2,926,295
Dollar Tree, Inc.*	13,357	1,220,028
Target Corp.	28,073	4,419,252
		8,565,575
Specialty Retail 2.4%
Advance Auto Parts, Inc.	3,872	594,352
AutoZone, Inc.*	1,315	1,548,597
Best Buy Co., Inc.	12,862	1,431,412
CarMax, Inc.*	9,279	852,833
Home Depot, Inc.	60,335	16,755,633
L Brands, Inc.	13,057	415,343
Lowe's Companies, Inc.	42,311	7,017,703
O'Reilly Automotive, Inc.*	4,137	1,907,488
Ross Stores, Inc.	20,120	1,877,598
The Gap, Inc.	10,800	183,924
Tiffany & Co.	6,183	716,301
TJX Companies, Inc.	67,168	3,737,899
Tractor Supply Co.	6,624	949,484
Ulta Beauty, Inc.*	3,179	712,032
		38,700,599
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	20,270	319,253
NIKE, Inc. "B"	69,782	8,760,432
PVH Corp.	4,139	246,850
Ralph Lauren Corp.	2,772	188,413
Tapestry, Inc.	15,891	248,376
Under Armour, Inc. "A"*	10,586	118,881
Under Armour, Inc. "C"*	10,970	107,945
VF Corp.	17,813	1,251,363
		11,241,513
Consumer Staples 6.9%
Beverages 1.6%
Brown-Forman Corp. "B"	10,086	759,678
Coca-Cola Co.	216,987	10,712,648
Constellation Brands, Inc. "A"	9,493	1,799,019
Molson Coors Beverage Co. "B"	10,170	341,305
Monster Beverage Corp.*	20,751	1,664,230
PepsiCo, Inc.	77,759	10,777,397
		26,054,277
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	24,797	8,802,935
Kroger Co.	43,576	1,477,662
Sysco Corp.	28,724	1,787,207
Walgreens Boots Alliance, Inc.	40,146	1,442,045
Walmart, Inc.	77,977	10,909,762
		24,419,611
Food Products 1.1%
Archer-Daniels-Midland Co.	31,199	1,450,441
Campbell Soup Co.	11,303	546,726
Conagra Brands, Inc.	27,305	975,062
General Mills, Inc.	34,276	2,114,144
Hormel Foods Corp.	15,507	758,137
J M Smucker Co.	6,282	725,697
Kellogg Co.	14,135	912,980
Kraft Heinz Co.	36,243	1,085,478
Lamb Weston Holdings, Inc.	8,141	539,504
McCormick & Co., Inc.	6,985	1,355,788
Mondelez International, Inc. "A"	80,205	4,607,777
The Hershey Co.	8,292	1,188,575
Tyson Foods, Inc. "A"	16,424	976,900
		17,237,209
Household Products 1.8%
Church & Dwight Co., Inc.	13,843	1,297,227
Clorox Co.	7,075	1,486,953
Colgate-Palmolive Co.	48,043	3,706,517
Kimberly-Clark Corp.	19,048	2,812,628
Procter & Gamble Co.	139,704	19,417,459
		28,720,784
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	12,711	2,774,176
Tobacco 0.7%
Altria Group, Inc.	104,123	4,023,312
Philip Morris International, Inc.	87,327	6,548,652
		10,571,964
Energy 2.0%
Energy Equipment & Services 0.2%
Baker Hughes Co.	37,721	501,312
Halliburton Co.	48,274	581,702
National Oilwell Varco, Inc.	22,635	205,073
Schlumberger NV	77,719	1,209,307
TechnipFMC PLC	24,506	154,633
		2,652,027
Oil, Gas & Consumable Fuels 1.8%
Apache Corp.	21,556	204,135
Cabot Oil & Gas Corp.	22,012	382,128
Chevron Corp.	104,503	7,524,216
Concho Resources, Inc.	10,959	483,511
ConocoPhillips	59,676	1,959,760
Devon Energy Corp.	22,341	211,346
Diamondback Energy, Inc.	8,764	263,972
EOG Resources., Inc.	32,877	1,181,599
Exxon Mobil Corp.	236,661	8,124,572
Hess Corp.	15,520	635,234
HollyFrontier Corp.	8,725	171,970
Kinder Morgan, Inc.	109,644	1,351,911
Marathon Oil Corp.	46,137	188,700
Marathon Petroleum Corp.	36,816	1,080,181
Noble Energy, Inc.	28,176	240,905
Occidental Petroleum Corp.	45,933	459,789
ONEOK, Inc.	24,909	647,136
Phillips 66	24,701	1,280,500
Pioneer Natural Resources Co.	9,211	792,054
Valero Energy Corp.	22,869	990,685
Williams Companies, Inc.	68,327	1,342,626
		29,516,930
Financials 9.5%
Banks 3.3%
Bank of America Corp.	427,190	10,291,007
Citigroup, Inc.	116,413	5,018,564
Citizens Financial Group, Inc.	24,055	608,110
Comerica, Inc.	8,087	309,328
Fifth Third Bancorp.	40,296	859,111
First Republic Bank	9,647	1,052,102
Huntington Bancshares, Inc.	56,180	515,171
JPMorgan Chase & Co.	170,898	16,452,351
KeyCorp	55,097	657,307
M&T Bank Corp.	7,247	667,376
People's United Financial, Inc.	24,967	257,410
PNC Financial Services Group, Inc.	23,710	2,605,966
Regions Financial Corp.	53,882	621,260
SVB Financial Group*	2,907	699,482
Truist Financial Corp.	75,362	2,867,524
U.S. Bancorp.	76,595	2,745,931
Wells Fargo & Co.	230,495	5,418,937
Zions Bancorp. NA	9,529	278,437
		51,925,374
Capital Markets 2.5%
Ameriprise Financial, Inc.	6,696	1,031,921
Bank of New York Mellon Corp.	45,638	1,567,209
BlackRock, Inc.	7,965	4,488,676
Cboe Global Markets, Inc.	5,960	522,930
Charles Schwab Corp.	64,833	2,348,900
CME Group, Inc.	20,111	3,364,772
E*TRADE Financial Corp.	12,445	622,872
Franklin Resources., Inc.	14,861	302,421
Intercontinental Exchange, Inc.	31,538	3,155,377
Invesco Ltd.	22,035	251,419
MarketAxess Holdings, Inc.	2,126	1,023,860
Moody's Corp.	9,045	2,621,693
Morgan Stanley	67,144	3,246,412
MSCI, Inc.	4,686	1,671,871
Nasdaq, Inc.	6,393	784,485
Northern Trust Corp.	11,628	906,635
Raymond James Financial, Inc.	6,723	489,166
S&P Global, Inc.	13,534	4,880,361
State Street Corp.	19,811	1,175,387
T. Rowe Price Group, Inc.	12,651	1,622,111
The Goldman Sachs Group, Inc.	19,264	3,871,486
		39,949,964
Consumer Finance 0.4%
American Express Co.	36,581	3,667,245
Capital One Financial Corp.	25,764	1,851,401
Discover Financial Services	17,056	985,496
Synchrony Financial	30,378	794,992
		7,299,134
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. "B"*	111,158	23,669,984
Insurance 1.8%
Aflac, Inc.	36,747	1,335,754
Allstate Corp.	17,473	1,644,908
American International Group, Inc.	48,648	1,339,280
Aon PLC "A"	12,945	2,670,554
Arthur J. Gallagher & Co.	10,697	1,129,389
Assurant, Inc.	3,305	400,930
Chubb Ltd.	25,270	2,934,352
Cincinnati Financial Corp.	8,290	646,371
Everest Re Group Ltd.	2,224	439,329
Globe Life, Inc.	5,606	447,919
Hartford Financial Services Group, Inc.	19,744	727,764
Lincoln National Corp.	10,595	331,941
Loews Corp.	13,407	465,893
Marsh & McLennan Companies, Inc.	28,416	3,259,315
MetLife, Inc.	43,572	1,619,571
Principal Financial Group, Inc.	14,317	576,546
Progressive Corp.	32,799	3,105,081
Prudential Financial, Inc.	22,161	1,407,667
The Travelers Companies, Inc.	14,310	1,548,199
Unum Group	11,797	198,544
W.R. Berkley Corp.	7,856	480,394
Willis Towers Watson PLC	7,296	1,523,551
		28,233,252
Health Care 14.0%
Biotechnology 2.1%
AbbVie, Inc.	98,953	8,667,293
Alexion Pharmaceuticals, Inc.*	12,154	1,390,782
Amgen, Inc.	32,883	8,357,543
Biogen, Inc.*	8,883	2,519,929
Gilead Sciences, Inc.	70,351	4,445,480
Incyte Corp.*	10,489	941,283
Regeneron Pharmaceuticals, Inc.*	5,866	3,283,670
Vertex Pharmaceuticals, Inc.*	14,561	3,962,339
		33,568,319
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	99,383	10,815,852
ABIOMED, Inc.*	2,519	697,914
Align Technology, Inc.*	4,033	1,320,243
Baxter International, Inc.	28,415	2,285,134
Becton, Dickinson & Co.	16,251	3,781,283
Boston Scientific Corp.*	80,215	3,065,015
Danaher Corp.	35,432	7,629,573
DENTSPLY SIRONA, Inc.	12,285	537,223
DexCom, Inc.*	5,363	2,210,790
Edwards Lifesciences Corp.*	34,742	2,773,106
Hologic, Inc.*	14,406	957,567
IDEXX Laboratories, Inc.*	4,731	1,859,803
Intuitive Surgical, Inc.*	6,555	4,651,035
Medtronic PLC	75,482	7,844,089
ResMed, Inc.	8,172	1,400,926
STERIS PLC	4,707	829,326
Stryker Corp.	18,262	3,805,253
Teleflex, Inc.	2,590	881,688
The Cooper Companies, Inc.	2,784	938,542
Varian Medical Systems, Inc.*	5,142	884,424
West Pharmaceutical Services, Inc.	4,122	1,133,138
Zimmer Biomet Holdings, Inc.	11,698	1,592,566
		61,894,490
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	8,265	801,044
Anthem, Inc.	14,113	3,790,611
Cardinal Health, Inc.	16,454	772,515
Centene Corp.*	32,258	1,881,609
Cigna Corp.	20,584	3,487,135
CVS Health Corp.	73,337	4,282,881
DaVita, Inc.*	4,670	399,986
HCA Healthcare, Inc.	14,693	1,831,923
Henry Schein, Inc.*	7,959	467,830
Humana, Inc.	7,410	3,066,925
Laboratory Corp. of America Holdings*	5,438	1,023,812
McKesson Corp.	9,137	1,360,773
Quest Diagnostics, Inc.	7,457	853,752
UnitedHealth Group, Inc.	53,341	16,630,124
Universal Health Services, Inc. "B"	4,306	460,828
		41,111,748
Health Care Technology 0.1%
Cerner Corp.	17,076	1,234,424
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	17,164	1,732,534
Bio-Rad Laboratories, Inc. "A"*	1,207	622,160
Illumina, Inc.*	8,200	2,534,456
IQVIA Holdings, Inc.*	10,735	1,692,158
Mettler-Toledo International, Inc.*	1,344	1,297,968
PerkinElmer, Inc.	6,154	772,389
Thermo Fisher Scientific, Inc.	22,204	9,803,510
Waters Corp.*	3,504	685,663
		19,140,838
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	126,370	7,618,847
Catalent, Inc.*	9,167	785,245
Eli Lilly & Co.	44,527	6,590,887
Johnson & Johnson	147,741	21,995,680
Merck & Co., Inc.	142,013	11,779,978
Mylan NV*	28,639	424,716
Perrigo Co. PLC	7,446	341,846
Pfizer, Inc.	311,651	11,437,592
Zoetis, Inc.	26,648	4,406,780
		65,381,571
Industrials 8.1%
Aerospace & Defense 1.6%
Boeing Co.	29,722	4,911,858
General Dynamics Corp.	13,140	1,818,970
Howmet Aerospace, Inc.	22,526	376,635
Huntington Ingalls Industries, Inc.	2,341	329,496
L3Harris Technologies, Inc.	12,044	2,045,553
Lockheed Martin Corp.	13,785	5,283,515
Northrop Grumman Corp.	8,677	2,737,507
Raytheon Technologies Corp.	85,406	4,914,261
Teledyne Technologies, Inc.*	2,068	641,514
Textron, Inc.	12,860	464,117
TransDigm Group, Inc.	3,030	1,439,613
		24,963,039
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	7,574	773,987
Expeditors International of Washington, Inc.	9,262	838,396
FedEx Corp.	13,453	3,383,699
United Parcel Service, Inc. "B"	39,619	6,601,714
		11,597,796
Airlines 0.2%
Alaska Air Group, Inc.	7,141	261,575
American Airlines Group, Inc. (a)	29,426	361,646
Delta Air Lines, Inc.	35,563	1,087,517
Southwest Airlines Co.	33,115	1,241,812
United Airlines Holdings, Inc.*	16,058	558,015
		3,510,565
Building Products 0.4%
A.O. Smith Corp.	7,865	415,272
Allegion PLC	5,127	507,112
Carrier Global Corp.	46,093	1,407,680
Fortune Brands Home & Security, Inc.	7,739	669,578
Johnson Controls International PLC	41,367	1,689,842
Masco Corp.	14,441	796,132
Trane Technologies PLC	13,524	1,639,785
		7,125,401
Commercial Services & Supplies 0.4%
Cintas Corp.	4,875	1,622,546
Copart, Inc.*	11,567	1,216,386
Republic Services, Inc.	11,716	1,093,689
Rollins, Inc.	8,068	437,205
Waste Management, Inc.	21,737	2,459,976
		6,829,802
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	7,334	680,375
Quanta Services, Inc.	7,595	401,472
		1,081,847
Electrical Equipment 0.5%
AMETEK, Inc.	12,843	1,276,594
Eaton Corp. PLC	22,386	2,284,044
Emerson Electric Co.	33,370	2,188,071
Rockwell Automation, Inc.	6,546	1,444,571
		7,193,280
Industrial Conglomerates 1.1%
3M Co.	32,294	5,172,853
General Electric Co.	489,664	3,050,606
Honeywell International, Inc.	39,375	6,481,519
Roper Technologies, Inc.	5,908	2,334,310
		17,039,288
Machinery 1.6%
Caterpillar, Inc.	30,360	4,528,194
Cummins, Inc.	8,326	1,758,118
Deere & Co.	17,569	3,893,817
Dover Corp.	8,197	888,063
Flowserve Corp.	7,171	195,697
Fortive Corp.	18,889	1,439,531
IDEX Corp.	4,269	778,708
Illinois Tool Works, Inc.	16,101	3,110,874
Ingersoll Rand, Inc.*	20,719	737,596
Otis Worldwide Corp.	23,044	1,438,407
PACCAR, Inc.	19,566	1,668,589
Parker-Hannifin Corp.	7,233	1,463,525
Pentair PLC	9,183	420,306
Snap-on, Inc.	2,996	440,802
Stanley Black & Decker, Inc.	8,922	1,447,148
Westinghouse Air Brake Technologies Corp.	10,200	631,176
Xylem, Inc.	9,950	836,994
		25,677,545
Professional Services 0.3%
Equifax, Inc.	6,839	1,073,039
IHS Markit Ltd.	20,896	1,640,545
Nielsen Holdings PLC	20,956	297,156
Robert Half International, Inc.	6,180	327,169
Verisk Analytics, Inc.	9,184	1,701,887
		5,039,796
Road & Rail 1.0%
CSX Corp.	42,848	3,328,004
J.B. Hunt Transport Services, Inc.	4,614	583,117
Kansas City Southern	5,294	957,314
Norfolk Southern Corp.	14,331	3,066,691
Old Dominion Freight Line, Inc.	5,416	979,863
Union Pacific Corp.	38,125	7,505,669
		16,420,658
Trading Companies & Distributors 0.2%
Fastenal Co.	32,443	1,462,855
United Rentals, Inc.*	4,074	710,913
W.W. Grainger, Inc.	2,483	885,860
		3,059,628
Information Technology 27.6%
Communications Equipment 0.8%
Arista Networks, Inc.*	3,029	626,791
Cisco Systems, Inc.	237,236	9,344,726
F5 Networks, Inc.*	3,476	426,749
Juniper Networks, Inc.	18,235	392,052
Motorola Solutions, Inc.	9,605	1,506,160
		12,296,478
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	16,746	1,813,089
CDW Corp.	7,890	943,092
Corning, Inc.	42,732	1,384,944
FLIR Systems, Inc.	7,698	275,973
IPG Photonics Corp.*	1,910	324,643
Keysight Technologies, Inc.*	10,470	1,034,227
TE Connectivity Ltd.	18,365	1,794,995
Zebra Technologies Corp. "A"*	2,935	740,970
		8,311,933
IT Services 5.5%
Accenture PLC "A"	35,716	8,071,459
Akamai Technologies, Inc.*	9,169	1,013,541
Automatic Data Processing, Inc.	24,095	3,361,012
Broadridge Financial Solutions, Inc.	6,391	843,612
Cognizant Technology Solutions Corp. "A"	30,565	2,121,822
DXC Technology Co.	14,342	256,005
Fidelity National Information Services, Inc.	34,727	5,112,162
Fiserv, Inc.*	31,095	3,204,340
FleetCor Technologies, Inc.*	4,689	1,116,451
Gartner, Inc.*	5,072	633,746
Global Payments, Inc.	16,753	2,974,998
International Business Machines Corp.	49,859	6,066,344
Jack Henry & Associates, Inc.	4,219	685,967
Leidos Holdings, Inc.	7,545	672,637
MasterCard, Inc. "A"	49,557	16,758,691
Paychex, Inc.	17,956	1,432,350
PayPal Holdings, Inc.*	65,784	12,961,421
VeriSign, Inc.*	5,707	1,169,079
Visa, Inc. "A"	94,602	18,917,562
Western Union Co.	22,894	490,618
		87,863,817
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*	65,821	5,396,664
Analog Devices, Inc.	20,612	2,406,245
Applied Materials, Inc.	51,099	3,037,836
Broadcom, Inc.	22,537	8,210,680
Intel Corp.	238,508	12,349,944
KLA Corp.	8,792	1,703,362
Lam Research Corp.	8,116	2,692,483
Maxim Integrated Products, Inc.	14,902	1,007,524
Microchip Technology, Inc.	14,120	1,450,971
Micron Technology, Inc.*	62,233	2,922,462
NVIDIA Corp.	34,605	18,728,918
Qorvo, Inc.*	6,503	838,952
QUALCOMM., Inc.	63,272	7,445,849
Skyworks Solutions, Inc.	9,396	1,367,118
Teradyne, Inc.	9,263	736,038
Texas Instruments, Inc.	51,413	7,341,262
Xilinx, Inc.	13,737	1,431,945
		79,068,253
Software 9.0%
Adobe, Inc.*	26,912	13,198,452
ANSYS, Inc.*	4,857	1,589,356
Autodesk, Inc.*	12,274	2,835,417
Cadence Design Systems, Inc.*	15,501	1,652,872
Citrix Systems, Inc.	6,927	953,917
Fortinet, Inc.*	7,505	884,164
Intuit, Inc.	14,649	4,778,650
Microsoft Corp.	424,398	89,263,631
NortonLifeLock, Inc.	33,079	689,366
Oracle Corp.	108,391	6,470,943
Paycom Software, Inc.*	2,776	864,169
salesforce.com, Inc.*	51,071	12,835,164
ServiceNow, Inc.*	10,785	5,230,725
Synopsys, Inc.*	8,530	1,825,250
Tyler Technologies, Inc.*	2,286	796,808
		143,868,884
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	901,453	104,397,272
Hewlett Packard Enterprise Co.	72,933	683,382
HP, Inc.	76,880	1,459,951
NetApp, Inc.	12,310	539,671
Seagate Technology PLC	12,636	622,576
Western Digital Corp.	16,833	615,246
Xerox Holding Corp.	10,686	200,576
		108,518,674
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	12,387	3,689,592
Albemarle Corp.	6,083	543,090
Celanese Corp.	6,635	712,931
CF Industries Holdings, Inc.	12,206	374,846
Corteva, Inc.	41,940	1,208,292
Dow, Inc.	41,304	1,943,353
DuPont de Nemours, Inc.	40,998	2,274,569
Eastman Chemical Co.	7,650	597,618
Ecolab, Inc.	13,987	2,795,162
FMC Corp.	7,345	777,909
International Flavors & Fragrances, Inc. (a)	6,046	740,333
Linde PLC	29,439	7,010,309
LyondellBasell Industries NV "A"	14,306	1,008,430
PPG Industries, Inc.	13,278	1,620,978
The Mosaic Co.	19,378	354,036
The Sherwin-Williams Co.	4,614	3,214,758
		28,866,206
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,530	830,821
Vulcan Materials Co.	7,373	999,337
		1,830,158
Containers & Packaging 0.4%
Amcor PLC	87,783	970,002
Avery Dennison Corp.	4,649	594,328
Ball Corp.	18,365	1,526,499
International Paper Co.	22,295	903,839
Packaging Corp. of America	5,281	575,893
Sealed Air Corp.	8,342	323,753
Westrock Co.	14,267	495,636
		5,389,950
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	81,587	1,276,021
Newmont Corp.	44,923	2,850,364
Nucor Corp.	16,971	761,319
		4,887,704
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	6,540	1,046,400
American Tower Corp.	24,858	6,008,924
Apartment Investment & Management Co. "A"	8,734	294,510
AvalonBay Communities, Inc.	7,874	1,175,903
Boston Properties, Inc.	7,774	624,252
Crown Castle International Corp.	23,578	3,925,737
Digital Realty Trust, Inc.	15,174	2,226,936
Duke Realty Corp.	20,480	755,712
Equinix, Inc.	4,961	3,771,005
Equity Residential	19,007	975,629
Essex Property Trust, Inc.	3,692	741,317
Extra Space Storage, Inc.	7,147	764,658
Federal Realty Investment Trust	3,924	288,179
Healthpeak Properties, Inc.	30,606	830,953
Host Hotels & Resorts, Inc.	40,264	434,449
Iron Mountain, Inc.	16,506	442,196
Kimco Realty Corp.	24,729	278,449
Mid-America Apartment Communities, Inc.	6,485	751,936
Prologis, Inc.	41,391	4,164,762
Public Storage	8,502	1,893,565
Realty Income Corp.	19,223	1,167,797
Regency Centers Corp.	8,612	327,428
SBA Communications Corp.	6,322	2,013,431
Simon Property Group, Inc.	17,301	1,119,029
SL Green Realty Corp. (a)	3,885	180,147
UDR, Inc.	16,523	538,815
Ventas, Inc.	21,025	882,209
Vornado Realty Trust	8,421	283,872
Welltower, Inc.	23,441	1,291,365
Weyerhaeuser Co.	41,791	1,191,879
		40,391,444
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	18,548	871,199
Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	14,110	728,781
American Electric Power Co., Inc.	27,684	2,262,613
Duke Energy Corp.	41,196	3,648,318
Edison International	21,218	1,078,723
Entergy Corp.	11,198	1,103,339
Evergy, Inc.	12,618	641,247
Eversource Energy	19,053	1,591,878
Exelon Corp.	54,318	1,942,412
FirstEnergy Corp.	30,613	878,899
NextEra Energy, Inc.	27,477	7,626,516
NRG Energy, Inc.	13,558	416,773
Pinnacle West Capital Corp.	6,450	480,848
PPL Corp.	43,134	1,173,676
Southern Co.	59,172	3,208,306
Xcel Energy, Inc.	29,307	2,022,476
		28,804,805
Gas Utilities 0.0%
Atmos Energy Corp.	6,812	651,159
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	37,517	679,433
Multi-Utilities 0.9%
Ameren Corp.	14,023	1,108,939
CenterPoint Energy, Inc.	30,675	593,561
CMS Energy Corp.	16,169	992,938
Consolidated Edison, Inc.	18,898	1,470,265
Dominion Energy, Inc	47,088	3,716,656
DTE Energy Co.	10,753	1,237,025
NiSource, Inc.	21,990	483,780
Public Service Enterprise Group, Inc.	28,574	1,568,998
Sempra Energy	16,157	1,912,343
WEC Energy Group, Inc.	17,557	1,701,273
		14,785,778
Water Utilities 0.1%
American Water Works Co., Inc.	10,247	1,484,585
Total Common Stocks (Cost $472,146,053)		1,562,714,105
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.355% **, 1/28/2021 (b) (Cost $2,659,033)	2,660,000	2,659,109
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $1,997,609)	1,997,609	1,997,609
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $26,951,485)	26,951,485	26,951,485
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $503,754,180)	100.1	1,594,322,308
Other Assets and Liabilities, Net	(0.1)	(933,493)
Net Assets	100.0	1,593,388,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (c) (d)
6,277,602	—	4,279,993 (e)	—	—	16,762	—	1,997,609	1,997,609
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.09% (c)
35,012,360	202,202,932	210,263,807	—	—	65,748	—	26,951,485	26,951,485
41,289,962	202,202,932	214,543,800	—	—	82,510	—	28,949,094	28,949,094

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $2,072,792, which is 0.1% of net assets.
(b)	At September 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $106,390.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
At September 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/18/2020	179	29,814,414	30,000,400	185,986

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,562,714,105	$—	$—	$1,562,714,105
Government & Agency Obligations	—	2,659,109	—	2,659,109
Short-Term Investments (f)	28,949,094	—	—	28,949,094
Derivatives (g)
Futures Contracts	$185,986	$—	$—	$185,986
Total	$1,591,849,185	$2,659,109	$—	$1,594,508,294

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 185,986